Federal Income Tax (Details Narrative)	12 Months Ended
Dec. 31, 2016 USD ($)
Federal Income Tax Details Narrative
Net operating loss carryforwards	$ 8,400,000
Orphan Drug Tax Credit	$ 431,000
Net operating loss carryforward, expiration date description	Begin to expire in 2027
Valuation allowance	$ 648,000